Segments (Details) - Schedule of Turnover with Main Customers - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Customer A [Member]
Turnover with main customers (1):
Customer A	$ 7,602	$ 10,257
Customer B	17.82%	21.00%
Customer B [Member]
Turnover with main customers (1):
Customer A	$ 4,726	$ 6,706
Customer B	11.07%	13.00%
Customer [Member]
Turnover with main customers (1):
Customer A	$ 12,328	$ 16,963
Customer B	28.89%	34.00%